Stock Options (Tables) - Angel Studios, Inc. CIK: 0001671941	12 Months Ended
Dec. 31, 2024
Stock Options
Schedule of stock option activity

		Weighted
	Number of	Average Exercise
	Options	Price Per Share
Outstanding as of January 1, 2022	2,291,628	4.47
Granted	431,763	11.95
Exercised	(77,011)	3.36
Forfeited	(319,068)	8.90
Outstanding as of December 31, 2022	2,327,312	5.26
Granted	1,712,073	14.18
Exercised	(197,656)	1.19
Forfeited	(139,619)	10.78
Outstanding as of December 31, 2023	3,702,110	9.41
Granted	1,925,301	23.13
Exercised	(197,966)	3.13
Forfeited	(438,289)	12.67
Outstanding as of December 31, 2024	4,991,156	14.67

Schedule of exercise price range of outstanding and exercisable options

The following summarizes information about stock options outstanding for both the Stock Incentive Plan and the Performance Equity Plan as of December 31, 2024:

	Weighted Average
	Remaining
Number of Options	Contractual	Weighted Average	Number of Options	Weighted Average
Outstanding	Life (Years)	Exercise Price	Exercisable	Exercise Price
517,018	4.76	$0.32	517,018	$0.32
18,500	0.29	0.50	18,500	0.50
45,400	1.55	0.82	45,400	0.82
268,307	6.21	3.42	259,767	3.42
414,175	6.62	8.63	360,973	8.63
173,111	6.84	8.90	136,247	8.90
242,573	7.71	11.95	208,105	11.95
2,247,624	8.84	14.18	345,985	14.18
1,064,448	9.30	30.24	17,642	30.24
4,991,156	7.97	$14.67	1,909,637	$6.99

2023 Stock Incentive Plan
Stock Options
Schedule of fair value assumptions used for stock options

The fair value of each stock-based award granted from the Stock Incentive Plan was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions as of December 31:

	2024		2023		2022
Risk-free interest rate	3.43 - 4.68%		3.63 - 4.86%		2.85 - 3.67%
Expected stock price volatility	50%		50%		50%
Expected dividend yield	0%		0%		0%
Expected life of options	5 - 10	years	5	years	5	years

2023 Performance Equity Plan
Stock Options
Schedule of fair value assumptions used for stock options

The fair value of each stock-based award granted from the Performance Equity Plan was estimated on the date of grant using the Monte-Carlo option-pricing model with the following assumptions as of December 31:

	2024		2023
Risk-free interest rate	3.65 - 4.26%		4.81%
Expected stock price volatility	46 - 48%		46%
Expected dividend yield	0%		0%
Expected life of options	4.2 - 7.7	years	6.8 - 7.9	years